Lease - Schedule of ROU Assets and Liabilities (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Assets And Liabilities Lessee Abstract
Operating leases		$ 11,738
Operating leases liabilities		84,536
Lease liabilities-current		$ 84,536
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Total liabilities	Total liabilities
Lease liabilities-non current